Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (13,669)	$ (18,675)	$ (12,869)	$ (4,960)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	$ (411)	$ (561)	(963)	(843)
Tax at singapore statutory rate	17.00%	17.00%
Effect of international in foreign jurisdiction		$ (1)
Reconciling items:
Non-deductible expenses	$ 71	94	181	51
Government grant not subject to tax	(4)	(6)	(7)	(33)
Valuation allowance for tax losses	345	474	778	828
Others			11	(3)
Tax charge